Share-based Payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at end of year	6,030,000
LTIP, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	5,337,000	5,225,000
Number of options granted	1,690,000	1,772,000
Number of options, Acquired from RAI	904,000
Number of options, Exercised during the period	(746,000)	(262,000)
Number of options, Forfeited during the period	(1,155,000)	(1,398,000)
Number of options, Outstanding at end of year	6,030,000	5,337,000
Number of options, Exercisable at end of year	653,000	148,000
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year	407,000	414,000
Number of options granted	152,000	139,000
Number of options, Exercised during the period	(65,000)	(77,000)
Number of options, Forfeited during the period	(116,000)	(69,000)
Number of options, Outstanding at end of year	378,000	407,000
Number of options, Exercisable at end of year	7,000	23,000